Cover	6 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Nightfood Holdings, INC.
Entity Central Index Key	0001593001
Entity Tax Identification Number	46-3885019
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	13501 South Main Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90016
City Area Code	(866)
Local Phone Number	291-7778
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	13501 South Main Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90016
City Area Code	(866)
Local Phone Number	291-7778
Contact Personnel Name	Jimmy Chan